FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02736
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PETROLEUM & RESOURCES CORPORATION
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(Exact name of registrant as specified in charter)

7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
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(Address of principal executive offices)

Lawrence L. Hooper, Jr.
Petroleum & Resources Corporation
7 Saint Paul Street, Suite 1140
Baltimore, Maryland 21202
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(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 752-5900
Date of fiscal year end: December 31
Date of reporting period: June 30, 2013

Item 1. Reports to Stockholders.

LETTER TO SHAREHOLDERS

We submit herewith the financial statements of Petroleum & Resources Corporation (the Fund) for the six months ended June 30, 2013. Also provided are a schedule of investments and other financial information.

Net assets of the Fund at June 30, 2013 were $29.58 per share on 26,242,772 shares outstanding, compared with $27.84 per share at December 31, 2012 on 26,325,601 shares outstanding. On March 1, 2013, a distribution of $0.10 per share was paid, consisting of $0.02 of net investment income, $0.03 short-term capital gain, and $0.04 long-term capital gain, all realized in 2012, and $0.01 net investment income realized in 2013, all taxable in 2013. A 2013 net investment income dividend of $0.10 per share was paid June 3, 2013, and another $0.10 per share net investment income dividend has been declared to shareholders of record August 15, 2013, payable September 3, 2013. These constitute the first three payments toward our annual 6% minimum distribution rate commitment.

Net investment income for the six months ended June 30, 2013 amounted to $5,112,274, compared with $5,834,292 for the same six month period in 2012. These earnings are equal to $0.19 and $0.23 per share, respectively.

Net capital gain realized on investments for the six months ended June 30, 2013 amounted to $13,085,116, or $0.50 per share.

For the six months ended June 30, 2013, the total return on the net asset value (with dividends and capital gains reinvested) of the Fund’s shares was 7.1%. The total return on the market price of the Fund’s shares for the period was 8.2%. These compare to a (1.0)% total return for the Lipper Global Natural Resources Funds Index over the same time period.

For the twelve months ended June 30, 2013, the Fund’s total return on net asset value was 14.0% and on market price was 14.4%. The comparable figure for the Lipper Global Natural Resources Funds Index was 7.7%.

The Fund resumed its share repurchases in the first half of 2013 and purchased 103,663 shares of the Fund’s common stock during the period. The shares were repurchased at an average price of $26.18 and a weighted average discount to net asset value (NAV) of 13.7%, resulting in a $.02 increase to NAV per share.

Investors can find the daily NAV per share, the market price, and the discount/premium to the NAV per share of the Fund on our website at www.peteres.com. Also available there are a brief history of the Fund, historical financial information, quarterly changes in portfolio securities, links for electronic delivery of shareholder reports, and other useful content.

By order of the Board of Directors,

Mark E. Stoeckle

Chief Executive Officer

Nancy J.F. Prue

President

July 10, 2013

PORTFOLIO REVIEW

June 30, 2013

(unaudited)

TEN LARGEST EQUITY PORTFOLIO HOLDINGS

	Market Value	% of Net Assets
Exxon Mobil Corp.	$129,510,401	16.7%
Chevron Corp.	98,222,200	12.7
Schlumberger Ltd.	44,787,500	5.8
Occidental Petroleum Corp.	34,353,550	4.4
Anadarko Petroleum Corp.	25,779,000	3.3
LyondellBasell Industries N.V. (Class A)	22,859,700	2.9
Noble Energy, Inc.	22,815,200	2.9
EOG Resources, Inc.	20,410,400	2.6
Phillips 66	20,340,150	2.6
Hess Corp.	18,284,750	2.4

Total	$437,362,851	56.3%

SECTOR WEIGHTINGS

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013

(unaudited)

Assets
Investments* at value:
Common stocks (cost $449,544,343)	$765,390,138
Short-term investments (cost $11,010,961)	11,010,961	$776,401,099
Cash		209,843
Receivables:
Investment securities sold		3,410,826
Dividends and interest		1,349,741
Prepaid pension cost		1,061,489
Prepaid expenses and other assets		1,087,159
Total Assets		783,520,157
Liabilities
Investment securities purchased		3,685,763
Open written option contracts* at value (proceeds $1,123,447)		1,084,030
Accrued pension liabilities		1,648,029
Accrued expenses and other liabilities		877,212
Total Liabilities		7,295,034
Net Assets		$776,225,123
Net Assets
Common Stock at par value $0.001 per share, authorized 50,000,000 shares; issued and outstanding 26,242,772 shares (includes 42,825 restricted shares, 9,600 nonvested or deferred restricted stock units, and 7,171 deferred stock units) (note 6)		$26,243
Additional capital surplus		445,569,323
Accumulated other comprehensive income (note 5)		(855,988)
Undistributed net investment income		2,898,703
Undistributed net realized gain on investments		12,701,630
Unrealized appreciation on investments		315,885,212
Net Assets Applicable to Common Stock		$776,225,123
Net Asset Value Per Share of Common Stock		$29.58

* See Schedule of Investments on page 11 and Schedule of Outstanding Written Option Contracts on page 13.

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2013

(unaudited)

Investment Income
Income:
Dividends (net of $57,423 in foreign taxes)	$8,748,162
Interest and other income	126,652
Total income	8,874,814
Expenses:
Investment research	1,844,999
Administration and operations	1,064,582
Travel, training, and other office expenses	200,492
Directors’ fees	196,256
Investment data services	106,401
Reports and shareholder communications	95,821
Transfer agent, registrar, and custodian	76,833
Occupancy	48,112
Audit and accounting services	44,573
Insurance	37,114
Legal services	31,910
Other	15,447
Total expenses	3,762,540
Net Investment Income	5,112,274
Realized Gain and Change in Unrealized Appreciation on Investments
Net realized gain on security transactions	11,163,126
Net realized gain on written option contracts	1,921,990
Change in unrealized appreciation on investments	32,237,776
Change in unrealized appreciation on written option contracts	(544,214)
Net Gain on Investments	44,778,678
Other Comprehensive Income (note 5)
Defined benefit pension plans:
Net actuarial gain arising during period	128,161
Amortization of net loss	139,181
Effect of settlement (non-recurring)	819,173
Other Comprehensive Income	1,086,515
Change in Net Assets Resulting from Operations	$50,977,467

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	(unaudited) Six Months Ended June 30, 2013	Year Ended December 31, 2012
From Operations:
Net investment income	$5,112,274	$12,359,977
Net realized gain on investments	13,085,116	30,465,396
Change in unrealized appreciation on investments	31,693,562	(18,061,920)
Change in accumulated other comprehensive income (note 5)	1,086,515	91,182
Increase in net assets resulting from operations	50,977,467	24,854,635
Distributions to Shareholders from:
Net investment income	(3,423,812)	(10,772,359)
Net realized gain from investment transactions	(1,842,158)	(30,264,253)
Decrease in net assets from distributions	(5,265,970)	(41,036,612)
From Capital Share Transactions:
Value of shares issued in payment of distributions (note 4)	8,850	16,022,167
Cost of shares purchased (note 4)	(2,714,331)	—
Deferred compensation (notes 4, 6)	230,645	337,580
Change in net assets from capital share transactions	(2,474,836)	16,359,747
Total Increase in Net Assets	43,236,661	177,770

Net Assets:
Beginning of period	732,988,462	732,810,692
End of period (including undistributed net investment income of $2,898,703 and $1,210,241 respectively)	$776,225,123	$732,988,462

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.    SIGNIFICANT ACCOUNTING POLICIES

Petroleum & Resources Corporation (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified investment company. The Fund is an internally-managed closed-end fund specializing in petroleum and other natural resource investments. The investment objectives of the Fund are preservation of capital, the attainment of reasonable income from investments, and an opportunity for capital appreciation.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by Fund management. Management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

Expenses—The Fund shares certain costs for investment research and data services, administration and operations, travel, training, office expenses, occupancy, accounting and legal services, insurance, and other miscellaneous items with its non-controlling affiliate, The Adams Express Company. Shared expenses that are not solely attributable to one fund are allocated to each fund based on relative net asset values or, in the case of investment research staff and related costs, relative market values of portfolio securities in the particular sector of coverage. Expense allocations are updated quarterly, as appropriate, except those related to payroll, which are updated annually.

Security Transactions and Investment Income—Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of specific identification. Dividend income and distributions to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

Security Valuation—The Fund’s investments are reported at fair value as defined under accounting principles generally accepted in the United States of America. Investments in securities traded on national security exchanges are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options and money market funds) are valued at amortized cost, which approximates fair value. Purchased and written options are valued at the last quoted bid and asked price, respectively. Money market funds are valued at net asset value on the day of valuation.

Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the following three levels:

•	Level 1 — fair value is determined based on market data obtained from independent sources; for example, quoted prices in active markets for identical investments,
•	Level 2 — fair value is determined using other assumptions obtained from independent sources; for example, quoted prices for similar investments,
•	Level 3 — fair value is determined using the Fund’s own assumptions, developed based on the best information available in the circumstances.

The Fund’s investments at June 30, 2013 were classified as follows:

	Level 1	Level 2	Level 3	Total
Common stocks	$765,390,138	$—	$—	$765,390,138
Short-term investments	11,010,961	—	—	11,010,961
Total investments	$776,401,099	$—	$—	$776,401,099
Written options	$(1,084,030)	$—	$—	$(1,084,030)

There were no transfers into or from Level 1 or Level 2 during the six months ended June 30, 2013.

New Accounting Pronouncements—In February 2013, the Financial Accounting Standards Board issued new guidance, effective for annual and interim periods beginning after December 15, 2012, requiring disclosure of items reclassified out of accumulated other comprehensive income. Adoption had no effect on Fund net assets or results of operations and no material impact on the financial statements.

2.    FEDERAL INCOME TAXES

No federal income tax provision is required since the Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Additionally, management has analyzed and concluded that tax positions included in federal income tax returns from the previous three years that remain subject to examination do not require any provision. Any income tax-related interest or penalties would be recognized as income tax expense. As of June 30, 2013, the identified cost of securities for federal income tax purposes was $460,555,304 and net unrealized appreciation aggregated $315,845,795, consisting of gross unrealized appreciation of $338,109,132 and gross unrealized depreciation of $22,263,337.

Distributions are determined in accordance with our annual 6% minimum distribution rate commitment, based on the Fund’s average market price, and income tax regulations,

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

which may differ from generally accepted accounting principles. Such differences are primarily related to the Fund’s retirement plans and equity-based compensation. Differences that are permanent are reclassified in the capital accounts of the Fund’s financial statements and have no impact on net assets.

3.    INVESTMENT TRANSACTIONS

The Fund’s investment decisions are made by a committee of management, and recommendations to that committee are made by the research staff. Purchases and sales of portfolio securities, other than options and short-term investments, during the six months ended June 30, 2013 were $60,350,591 and $65,295,536, respectively.

The Fund is subject to changes in the value of equity securities held (equity price risk) in the normal course of pursuing its investment objectives. The Fund may purchase and write option contracts to increase or decrease its equity price risk exposure or may write option contracts to generate additional income. Option contracts generally entail risks associated with counterparty credit, liquidity, and unfavorable equity price movements. The Fund has mitigated counterparty credit and liquidity risks by trading its options through an exchange. The risk of unfavorable equity price movements is limited for purchased options to the premium paid and for written options by writing only covered call or collateralized put option contracts, which require the Fund to segregate certain securities or cash at its custodian when the option is written. A schedule of outstanding written option contracts as of June 30, 2013 can be found on page 13.

When the Fund writes (purchases) an option, an amount equal to the premium received (paid) by the Fund is recorded as a liability (asset) and is subsequently marked to market daily in the Statement of Assets and Liabilities, with any related change recorded as an unrealized gain or loss in the Statement of Operations. Premiums received (paid) from unexercised options are treated as realized gains (losses) on the expiration date and are separately identified in the Statement of Operations. Upon the exercise of written put (purchased call) option contracts, premiums received (paid) are deducted from (added to) the cost basis of the underlying securities purchased. Upon the exercise of written call (purchased put) option contracts, premiums received (paid) are added to (deducted from) the proceeds from the sale of underlying securities in determining whether there is a realized gain or loss.

Transactions in written covered call and collateralized put options during the six months ended June 30, 2013 were as follows:

	Covered Calls		Collateralized Puts
	Contracts	Premiums	Contracts	Premiums
Options outstanding, December 31, 2012	6,515	$753,921	4,053	$854,856
Options written	11,402	1,249,667	11,078	1,439,793
Options terminated in closing purchase transactions	(2,230)	(206,829)	(401)	(79,381)
Options expired	(10,353)	(1,065,836)	(9,862)	(1,482,801)
Options exercised	(1,710)	(216,146)	(850)	(123,797)
Options outstanding, June 30, 2013	3,624	$514,777	4,018	$608,670

4.    CAPITAL STOCK

The Fund has 5,000,000 authorized and unissued preferred shares, $0.001 par value.

During 2013, the Fund issued 346 shares of its Common Stock at a weighted average price of $26.34 per share as dividend equivalents to holders of deferred stock units and restricted stock units under the 2005 Equity Incentive Compensation Plan.

On December 27, 2012, the Fund issued 670,735 shares of its Common Stock at a price of $23.865 per share (the average market price on December 10, 2012) to shareholders of record on November 19, 2012, who elected to take stock in payment of the distribution from 2012 capital gain and investment income. During 2012, 612 shares were issued at a weighted average price of $24.59 per share as dividend equivalents to holders of deferred stock units and restricted stock units under the 2005 Equity Incentive Compensation Plan.

The Fund may purchase shares of its Common Stock from time to time at such prices and amounts as the Board of Directors may deem advisable. Transactions in Common Stock for 2013 and 2012 were as follows:

	Shares		Amount
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Shares issued in payment of dividends	346	671,347	$8,850	$16,022,167
Shares purchased (at an average discount from net asset value of 13.7%)	(103,663)	—	(2,714,331)	—
Net activity under the 2005 Equity Incentive Compensation Plan	20,488	13,236	230,645	337,580
Net change	(82,829)	684,583	$(2,474,836)	$16,359,747

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.    RETIREMENT PLANS

Defined Contribution Plans — The Fund sponsors a qualified defined contribution plans for all employees with at least six months of service and a nonqualified defined contribution plan for eligible employees to supplement the qualified plan. The Fund expensed contributions to the plans in the amount of $121,443, a portion thereof based on company performance, for the six months ended June 30, 2013. The Fund does not provide postretirement medical benefits.

Defined Benefit Plans — On October 1, 2009, the Fund froze its non-contributory qualified and nonqualified defined benefit pension plans. Benefits are based on length of service and compensation during the last five years of employment through September 30, 2009, with no additional benefits being accrued beyond that date.

The funded status of the plans is recognized as an asset (overfunded plan) or a liability (underfunded plan) in the Statement of Assets and Liabilities. Changes in the prior service costs and accumulated actuarial gains and losses are recognized as accumulated other comprehensive income, a component of net assets, in the year in which the changes occur and are subsequently amortized into net periodic pension cost. Non-recurring settlement costs are recognized in net periodic pension cost when a plan participant receives a lump-sum benefit payment and includes any unamortized actuarial losses attributable to the portion of the projected benefit obligation being satisfied.

The Fund’s policy is to contribute annually to the plans those amounts that can be deducted for federal income tax purposes, plus additional amounts as the Fund deems appropriate in order to provide assets sufficient to meet benefits to be paid to plan participants. The Fund made no contributions to the qualified plan and contributed $18,205 to the nonqualified plan during the six months ended June 30, 2013, and anticipates making additional nonqualified contributions of $29,816 in 2013.

Items impacting the Fund’s net periodic pension cost included in investment research and administration expenses and accumulated other comprehensive income were:

	Six months ended June 30, 2013	Year ended December 31, 2012
Components of net periodic pension cost
Interest cost	$109,618	$235,120
Expected return on plan assets	(109,832)	(221,440)
Net loss component	139,181	304,998
Effect of settlement (non-recurring)	819,173	112,241
Net periodic pension cost	$958,140	$430,919

	Six months ended June 30, 2013	Year ended December 31, 2012
Accumulated other comprehensive income
Defined benefit pension plans:
Balance at beginning of period	$(1,942,503)	$(2,033,685)
Net actuarial gain/(loss) arising during period	128,161	(326,057)
Reclassifications to net periodic pension cost:
Amortization of net loss	139,181	304,998
Effect of settlement (non-recurring)	819,173	112,241
Balance at end of period	$(855,988)	$(1,942,503)

6.    EQUITY-BASED COMPENSATION

The 2005 Equity Incentive Compensation Plan (“2005 Plan”), adopted at the 2005 Annual Meeting and re-approved at the 2010 Annual Meeting, permits the grant of restricted stock awards (both performance and nonperformance based), as well as stock options and other stock incentives, to key employees and all non-employee directors. Performance-based restricted stock awards vest at the end of a specified three year period, with the ultimate number of shares earned contingent on achieving certain performance targets. If performance targets are not achieved, all or a portion of the performance-based restricted shares are forfeited and become available for future grants. Nonperformance-based restricted stock awards typically vest ratably over a three year period and nonperformance-based restricted stock units (granted to non-employee directors) vest over a one year period. Payment of awards may be deferred, if elected. It is the current intention that employee grants will be performance-based. The 2005 Plan provides for accelerated vesting in the event of death or retirement. Non-employee directors also may elect to defer a portion of their cash compensation, with such deferred amount to be paid by delivery of deferred stock units. Outstanding awards were granted at fair market value on grant date. The 2005 Plan provides for the issuance of up to 872,639 shares of the Fund’s Common Stock, of which 751,755 shares remain available for future grants at June 30, 2013.

A summary of the status of the Fund’s awards granted under the 2005 Plan as of June 30, 2013, and changes during the six month period then ended is presented below:

Awards	Shares/ Units	Weighted Average Grant-Date Fair Value
Balance at December 31, 2012	53,957	$27.09
Granted:
Restricted stock	27,681	25.65
Restricted stock units	2,800	25.81
Deferred stock units	1,188	25.14
Vested & issued	(21,243)	24.77
Forfeited	(4,787)	25.56
Balance at June 30, 2013 (includes 29,392 performance-based awards and 30,204 nonperformance-based awards)	59,596	$26.70

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Compensation costs resulting from awards granted under the 2005 Plan are based on the fair value of the award on grant date (determined by the average of the high and low price on grant date) and recognized on a straight-line basis over the requisite service period. For those awards with performance conditions, compensation costs are based on the most probable outcome and, if such goals are not met, compensation cost is not recognized and any previously recognized compensation cost is reversed. The total compensation costs for restricted stock granted to employees for the period ended June 30, 2013 were $262,143. The total compensation costs for restricted stock units granted to non-employee directors for the period ended June 30, 2013 were $39,756. As of June 30, 2013, there were total unrecognized compensation costs of $667,551, a component of additional capital surplus, related to nonvested equity-based compensation arrangements granted under the 2005 Plan. That cost is expected to be recognized over a weighted average period of 1.66 years. The total fair value of shares and units vested and issued during the six month period ended June 30, 2013 was $538,289.

The Stock Option Plan of 1985 (“1985 Plan”) has been discontinued and, as of June 30, 2013, there were no remaining grants of stock options and stock appreciation rights outstanding.

A summary of option activity under the 1985 Plan as of June 30, 2013, and changes during the six month period then ended, is presented below:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2012	4,344	$6.42	1.00
Exercised	(4,344)	6.42	—	$86,728
Outstanding at June 30, 2013	—	$—	—	$—

Compensation cost resulting from stock options and stock appreciation rights granted under the 1985 Plan is based on the intrinsic value of the award, recognized over the award’s vesting period, and remeasured at each reporting date through the date of settlement. The total compensation cost recognized for the six months ended June 30, 2013 was $10,686.

7.    OFFICER AND DIRECTOR COMPENSATION

The aggregate remuneration paid during the six months ended June 30, 2013 to officers and directors amounted to $2,092,599, of which $214,451 was paid as fees and compensation to directors who were not officers. These amounts represent the taxable income to the Fund’s officers and directors and therefore differ from the amounts reported in the accompanying Statement of Operations that are recorded and expensed in accordance with generally accepted accounting principles.

8.    PORTFOLIO SECURITIES LOANED

The Fund makes loans of securities to approved brokers to earn additional income. It receives as collateral cash deposits, U.S. Government securities, or bank letters of credit valued at 102% of the value of the securities on loan. The market value of the loaned securities is calculated based upon the most recent closing prices and any additional required collateral is delivered to the Fund on the next business day. Cash deposits are placed in a registered money market fund. The Fund accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. At June 30, 2013, the Fund had no outstanding securities on loan. The Fund is indemnified by the Custodian, serving as lending agent, for loss of loaned securities and has the right under the lending agreement to recover the securities from the borrower on demand.

9. OPERATING LEASE COMMITMENTS

The Fund leases office space and equipment under operating lease agreements expiring at various dates through the year 2016. The Fund recognized rental expense of $49,967 in the first half of 2013, and its minimum rental commitments are as follows:

2013	$52,290
2014	105,705
2015	105,891
2016	51,157
Total	$315,043

FINANCIAL HIGHLIGHTS

	(unaudited) Six Months Ended
	June 30, 2013		June 30, 2012		Year Ended December 31
					2012	2011	2010	2009	2008
Per Share Operating Performance

Net asset value, beginning of period	$27.84		$28.58		$28.58	$30.73	$26.75	$22.49	$42.99

Net investment income	0.19		0.23		0.48	0.41	0.35	0.28	0.43

Net realized gains and increase (decrease) in unrealized appreciation	1.69		(0.93)		0.48	(0.42)	4.97	5.37	(17.71)

Change in accumulated other comprehensive income (note 5)	0.04		0.01		—	(0.03)	0.01	0.10	(0.07)

Total from investment operations	1.92		(0.69)		0.96	(0.04)	5.33	5.75	(17.35)

Less distributions

Dividends from net investment income	(0.13)		(0.14)		(0.42)	(0.39)	(0.32)	(0.37)	(0.38)

Distributions from net realized gains	(0.07)		(0.06)		(1.18)	(1.58)	(0.95)	(1.03)	(2.61)

Total distributions	(0.20)		(0.20)		(1.60)	(1.97)	(1.27)	(1.40)	(2.99)

Capital share repurchases (note 4)	0.02		—		—	—	—	0.02	0.08

Reinvestment of distributions	—		—		(0.10)	(0.14)	(0.08)	(0.11)	(0.24)

Total capital share transactions	0.02		—		(0.10)	(0.14)	(0.08)	(0.09)	(0.16)

Net asset value, end of period	$29.58		$27.69		$27.84	$28.58	$30.73	$26.75	$22.49

Market price, end of period	$25.68		$23.96		$23.92	$24.48	$27.01	$23.74	$19.41

Total Investment Return

Based on market price	8.2%		(1.3)%		4.3%	(2.3)%	19.6%	30.3%	(42.2)%

Based on net asset value	7.1%		(2.3)%		4.0%	0.3%	20.8%	26.7%	(39.8)%

Ratios/Supplemental Data

Net assets, end of period (in 000’s)	$776,225		$710,406		$732,988	$732,811	$761,736	$650,718	$538,937

Ratio of expenses to average net assets*	0.97%	†	0.70%	†	0.65%	0.56%	0.64%	0.96%	0.51%

Ratio of net investment income to average net assets**	1.32%	†	1.57%	†	1.67%	1.29%	1.32%	1.18%	1.10%

Portfolio turnover	15.68%	†	11.03%	†	11.72%	16.40%	16.79%	14.35%	16.89%

Number of shares outstanding at end of period (in 000’s)	26,243		25,654		26,326	25,641	24,790	24,327	23,959

*	For the six months ended in 2013 and 2012, the annualized ratios of expenses to average net assets were 0.76% and 0.66%, respectively, after adjusting for non-recurring pension expenses as described in footnote 5. For calendar years 2012 and 2009, the adjusted ratios were 0.64% and 0.78%, respectively.
**	For the six months ended in 2013 and 2012, the annualized ratios of net investment income to average net assets were 1.53% and 1.62%, respectively, after adjusting for non-recurring pension expenses as described in footnote 5. For calendar years 2012 and 2009, the adjusted ratios were 1.68% and 1.36%, respectively.
†	Ratios presented on an annualized basis.

SCHEDULE OF INVESTMENTS

June 30, 2013

(unaudited)

	Shares	Value (A)
Common Stocks — 98.6%

Energy — 79.5%
Exploration & Production — 22.5%
Anadarko Petroleum Corp. (D)	300,000	$25,779,000
Devon Energy Corp.	150,000	7,782,000
Energen Corp.	175,000	9,145,500
EOG Resources, Inc.	155,000	20,410,400
EQT Corp.	140,000	11,111,800
Marathon Oil Corp.	350,000	12,103,000
Midstates Petroleum Co, Inc. (B)	250,000	1,352,500
Newfield Exploration Co. (B)	110,000	2,627,900
Noble Energy, Inc.	380,000	22,815,200
Oasis Petroleum, Inc. (B) (D)	150,000	5,830,500
Occidental Petroleum Corp.	385,000	34,353,550
Pioneer Natural Resources Co.	100,000	14,475,000
QEP Resources, Inc. (with attached rights)	165,000	4,583,700
Southwestern Energy Co. (B) (D)	55,000	2,009,150

		174,379,200

Integrated Oil & Gas — 33.8%
Chevron Corp.	830,000	98,222,200
ConocoPhillips	275,000	16,637,500
Exxon Mobil Corp. (D) (E)	1,433,430	129,510,401
Hess Corp.	275,000	18,284,750

		262,654,851

Pipelines — 2.3%
Kinder Morgan Inc.	250,000	9,537,500
Williams Companies, Inc.	250,000	8,117,500

		17,655,000

Refiners — 5.0%
HollyFrontier Corp.	110,000	4,705,800
Marathon Petroleum Corp.	190,000	13,501,400
Phillips 66	345,275	20,340,150

		38,547,350

Services — 15.9%
Baker Hughes, Inc.	60,000	2,767,800
FMC Technologies, Inc. (B)	150,000	8,352,000
Halliburton Co.	425,000	17,731,000
Nabors Industries Ltd.	319,000	4,883,890
National Oilwell Varco, Inc.	200,000	13,780,000
Oil States International Inc. (B) (D)	100,000	9,264,000
Schlumberger Ltd.	625,000	44,787,500
Seadrill Ltd.	200,003	8,148,122
Transocean Ltd. (B)	170,000	8,151,500
Weatherford International, Ltd. (B)	400,000	5,480,000

		123,345,812

	Shares	Value (A)

Basic Materials — 17.0%
Chemicals — 14.0%
CF Industries Holdings, Inc. (D)	84,069	$14,417,833
Dow Chemical Co. (D)	550,000	17,693,500
E.I. du Pont de Nemours and Co.	125,000	6,562,500
Eastman Chemical Co.	166,000	11,621,660
FMC Corp. (D)	150,000	9,159,000
LyondellBasell Industries N.V. (Class A)	345,000	22,859,700
Potash Corporation of Saskatchewan Inc.	240,000	9,151,200
Praxair, Inc.	150,000	17,274,000

		108,739,393

Gold & Precious Metals — 0.9%
SPDR Gold Trust (B) (D)	60,000	7,149,000

Industrial Metals — 1.7%
Freeport-McMoRan Copper & Gold Inc.	487,000	13,446,070

Mining — 0.4%
Peabody Energy Corp.	202,440	2,963,722

Utilities — 2.1%
National Fuel Gas Co.	100,000	5,795,000
New Jersey Resources Corp.	258,000	10,714,740

		16,509,740

Total Common Stocks (Cost $449,544,343)		765,390,138

SCHEDULE OF INVESTMENTS (CONTINUED)

June 30, 2013

(unaudited)

Principal/ Shares		Value (A)
Short-Term Investments — 1.4%
Money Market Account — 1.4%
M&T Bank, 0.15%	$10,880,961	$10,880,961

Money Market Funds — 0.0%
Fidelity Institutional Money Market - Money Market Portfolio (Institutional Class), Portfolio, 0.12% (C)	100,000	100,000
RBC U.S. Government Money Market (Institutional Class I), 0.01% (C)	10,000	10,000
Vanguard Federal Money Market, 0.02% (C)	10,000	10,000
Western Asset Institutional Government Reserves (Institutional Class), 0.04% (C)	10,000	10,000

		130,000

Total Short-Term Investments
(Cost $11,010,961)		$11,010,961

Total Investments — 100.0%
(Cost $460,555,304)		$776,401,099
Cash, receivables, prepaid expenses and other assets, less liabilities — (0.0)%		(175,976)

Net Assets — 100.0%		$776,225,123

Notes:

(A)	Common stocks are listed on the New York Stock Exchange or the NASDAQ and are valued at the last reported sale price on the day of valuation. See note 1 to financial statements.
(B)	Presently non-dividend paying.
(C)	Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.
(D)	All or a portion of this security is pledged to cover open written call option contracts. Aggregate market value of such pledged securities is $27,755,850.
(E)	All or a portion of this security is pledged to collateralize open written put option contracts with an aggregate market value to deliver upon exercise of $28,666,000.

SCHEDULE OF OUTSTANDING WRITTEN OPTION CONTRACTS

June 30, 2013

(unaudited)

Contracts (100 shares each)	Security	Strike Price	Contract Expiration Date	Value

COVERED CALLS
500	Anadarko Petroleum Corp.	$ 100	Aug 13	$31,000
124	CF Industries Holdings, Inc.	225	Aug 13	2,480
500	Dow Chemical Co.	36	Sep 13	17,000
250	Exxon Mobil Corp.	95	Jul 13	2,250
500	FMC Corp.	65	Jul 13	12,500
400	Oasis Petroleum, Inc.	40	Jul 13	54,000
250	Oil States International Inc.	85	Sep 13	282,500
500	Oil States International Inc.	125	Dec 13	62,500
150	Southwestern Energy Co.	42	Jul 13	600
150	SPDR Gold Trust	168	Jul 13	300
150	SPDR Gold Trust	164	Sep 13	1,350
150	SPDR Gold Trust	150	Dec 13	11,700

3,624				478,180

COLLATERALIZED PUTS
500	Anadarko Petroleum Corp.	72.50	Aug 13	25,000
168	CF Industries Holdings, Inc.	170	Aug 13	113,400
250	EOG Resources, Inc.	120	Jul 13	17,250
500	Exxon Mobil Corp.	80	Oct 13	48,500
400	Halliburton Co.	36	Jul 13	2,400
450	LyondellBasell Industries N.V. (Class A)	55	Sep 13	45,000
200	Occidental Petroleum Corp.	85	Aug 13	34,800
200	Occidental Petroleum Corp.	90	Aug 13	74,000
250	Oil States International Inc.	65	Sep 13	11,250
250	Oil States International Inc.	70	Dec 13	50,000
250	Southwestern Energy Co.	33	Sep 13	21,750
50	SPDR Gold Trust	127	Aug 13	48,750
50	SPDR Gold Trust	127	Sep 13	53,250
500	Transocean Ltd.	46	Aug 13	60,500

4,018				605,850

	Total Option Liability (Unrealized Gain of $39,417)			$1,084,030

HISTORICAL FINANCIAL STATISTICS

(unaudited)

Dec. 31	Value Of Net Assets	Shares Outstanding	Net Asset Value Per Share	Market Value Per Share	Income Dividends Per Share		Capital Gains Distributions Per Share		Total Dividends and Distributions Per Share	Annual Distribution Rate*
2003	$522,941,279	21,736,777	$24.06	$23.74	$.38		$.81		$1.19	5.8%
2004	618,887,401	21,979,676	28.16	25.78	.44		.88		1.32	5.4
2005	761,913,652	21,621,072	35.24	32.34	.56		1.22		1.78	5.9
2006	812,047,239	22,180,867	36.61	33.46	.47		3.33		3.80	11.2
2007	978,919,829	22,768,250	42.99	38.66	.49		3.82		4.31	11.6
2008	538,936,942	23,958,656	22.49	19.41	.38		2.61		2.99	8.9
2009	650,718,323	24,327,307	26.75	23.74	.37		1.03		1.40	6.6
2010	761,735,503	24,789,698	30.73	27.01	.32		.95		1.27	5.5
2011	732,810,692	25,641,018	28.58	24.48	.39		1.58		1.97	7.1
2012	732,988,462	26,325,601	27.84	23.92	.42		1.18		1.60	6.4
June 30, 2013	776,225,123	26,242,772	29.58	25.68	.23	†	.07	†	.30	—

*	The annual distribution rate is the total dividends and capital gain distributions during the year divided by the average month-end market price of the Fund’s Common Stock for the calendar year in years prior to 2012 and for the twelve months ended October 31 beginning in 2012, which is consistent with the calculation to determine the annual 6% minimum distribution rate commitment announced in September 2012.
†	Paid or declared.

Petroleum & Resources Corporation

Seven St. Paul Street, Suite 1140, Baltimore, MD 21202

(410) 752-5900            (800) 638-2479

Website: www.peteres.com

E-mail: contact@peteres.com

Counsel: Chadbourne & Parke LLP

Independent Registered Public Accounting Firm: PricewaterhouseCoopers LLP

Custodian of Securities: Brown Brothers Harriman & Co.

Transfer Agent & Registrar: American Stock Transfer & Trust Company

Stockholder Relations Department

59 Maiden Lane

New York, NY 10038

(866) 723-8330

Website: www.amstock.com

E-mail: info@amstock.com

OTHER INFORMATION

DIVIDEND PAYMENT SCHEDULE

The Fund presently pays dividends four times a year, as follows: (a) three interim distributions on or about March 1, June 1, and September 1, and (b) a “year-end” distribution, payable in late December, consisting of the estimated balance of the net investment income for the year and the net realized capital gain earned through October 31 and, if applicable, a return of capital. Shareholders may elect to receive the year-end distribution in stock or cash. In connection with this distribution, all shareholders of record are sent a dividend announcement notice and an election card in mid-November. Shareholders holding shares in “street” or brokerage accounts may make their elections by notifying their brokerage house representative.

STATEMENT ON QUARTERLY FILING OF COMPLETE PORTFOLIO SCHEDULE

In addition to publishing its complete schedule of portfolio holdings in the First and Third Quarter Reports to Shareholders, the Fund also files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website: www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also posts a link to its Forms N-Q on its website: www.peteres.com under the headings “Investment Information”, “Financial Reports” and then “SEC Filings”.

PROXY VOTING POLICIES AND RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund and the Fund’s proxy voting record for the 12-month period ended June 30, 2013 are available (i) without charge, upon request, by calling the Fund’s toll free number at (800) 638-2479; (ii) on the Fund’s website: www.peteres.com under the headings “About Petroleum & Resources” and “Corporate Information”; and (iii) on the Securities and Exchange Commission’s website: www.sec.gov.

PRIVACY POLICY

In order to conduct its business, the Fund, through its transfer agent, currently American Stock Transfer & Trust Company, collects and maintains certain nonpublic personal information about our shareholders of record with respect to their transactions in shares of our securities. This information includes the shareholder’s address, tax identification or Social Security number, share balances, and dividend elections. We do not collect or maintain personal information about shareholders whose shares of our securities are held in “street name” by a financial institution such as a bank or broker.

We do not disclose any nonpublic personal information about you, our other shareholders or our former shareholders to third parties unless necessary to process a transaction, service an account or as otherwise permitted by law.

To protect your personal information internally, we restrict access to nonpublic personal information about our shareholders to those employees who need to know that information to provide services to our shareholders. We also maintain certain other safeguards to protect your nonpublic personal information.

This report, including the financial statements herein, is transmitted to the shareholders of Petroleum & Resources Corporation for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Past performance is no guarantee of future investment results.

PETROLEUM & RESOURCES CORPORATION

Board of Directors

Enrique R. Arzac [1,3,5]	Roger W. Gale [2,4]
Phyllis O. Bonanno [1,3,5]	Kathleen T. McGahran [1,2],3,5,6
Kenneth J. Dale [2,4]	Craig R. Smith [2,3]
Frederic A. Escherich [1,4,5]	Mark E. Stoeckle [1]
1.	Member of Executive Committee
2.	Member of Audit Committee
3.	Member of Compensation Committee
4.	Member of Retirement Benefits Committee
5.	Member of Nominating and Governance Committee
6.	Chair of the Board

Officers

Mark E. Stoeckle	Chief Executive Officer
Nancy J.F. Prue, CFA	President
David D. Weaver, CFA	Executive Vice President
Brian S. Hook, CFA, CPA	Vice President, Chief Financial Officer and Treasurer
Lawrence L. Hooper, Jr.	Vice President, General Counsel and Secretary
Michael A. Kijesky, CFA	Vice President—Research
Christine M. Sloan, CPA	Assistant Treasurer

Stock Data

Market Price (6/30/13)	$25.68
Net Asset Value (6/30/13)	$29.58
Discount	13.2%

New York Stock Exchange ticker symbol: PEO

NASDAQ Quotation Symbol for NAV: XPEOX

Distributions in 2013

From Investment Income (paid or declared)	$0.23
From Net Realized Gains	0.07

Total	$0.30

2013 Dividend Payment Dates

March 1, 2013

June 3, 2013

September 3, 2013

December 27, 2013*

*Anticipated

Item 2. Code of Ethics.

Item not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert.

Item not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Item not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Item not applicable to semi-annual report.

Item 6. Investments.

(a) This schedule is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Item not applicable to semi-annual report.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Item not applicable to semi-annual report.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

	Total Number of Shares (or Units Purchased)		Average Price Paid per Share (or Unit)	Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs		Maximum Number of Shares (or Units) That May Yet Be Purchased Under the Plans or Programs
	----------------------------------		----------------------------------	----------------------------------		----------------------------------
January 2013	0		$0.00	0		1,282,726
February 2013	0		$0.00	0		1,282,726
March 2013	0		$0.00	0		1,282,726
April 2013	0		$0.00	0		1,282,726
May 2013	45,419		$26.58	45,419		1,237,307
June 2013	58,244		$25.87	58,244		1,179,063	(2)
	----------------------------------		----------------------------------	----------------------------------
Total	103,663	(1)	$26.18	103,663	(2)

(1) There were no shares purchased other than through a publicly announced plan or program.

(2.a) The Plan was announced on December 13, 2012.

(2.b) The share amount approved in 2012 was 5% of outstanding shares, or 1,282,726 shares.

(2.c) Unless reapproved, the Plan will expire on December 31, 2013.

(2.d) None.

(2.e) None.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors made or implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

Item 11. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable. See registrant's response to Item 2 above.
	(2)

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

	(3)	Written solicitation to purchases securities: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Petroleum & Resources Corporation

By:	/s/ Mark E. Stoeckle
Mark E. Stoeckle
Chief Executive Officer
(Principal Executive Officer)

Date:	July 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mark E. Stoeckle
Mark E. Stoeckle
Chief Executive Officer
(Principal Executive Officer)

Date:	July 29, 2013

By:	/s/ Brian S. Hook
Brian S. Hook
Vice President, Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date:	July 29, 2013